Condensed Interim Consolidated Statements of Financial Position (Unaudited) - CAD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 325	$ 339
Short term investments		2,500
Receivables and other current assets	87	133
TOTAL CURRENT ASSETS	412	2,972
NON-CURRENT ASSETS
Property, plant and equipment	32	35
Exploration and evaluation assets	64,994	64,479
Reclamation of deposit	14	14
TOTAL NON-CURRENT ASSETS	65,040	64,528
TOTAL ASSETS	65,452	67,500
CURRENT LIABILITIES
Trade payables and accrued liabilities	360	556
TOTAL CURRENT LIABILITIES	360	556
TOTAL LIABILITIES	360	556
EQUITY
Reserve	4,210	7,749
Deficit	(27,656)	(29,343)
TOTAL EQUITY	65,092	66,944
TOTAL LIABILITIES AND EQUITY	65,452	67,500
Preferred Stock [Member]
EQUITY
Share capital	591	591
Common Stock [Member]
EQUITY
Share capital	$ 87,947	$ 87,947